Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases
Schedule of movements in right-of-use assets

Right-of-Use Assets	Vessels	Vessel Equipment	Properties	Other	Total
As of January 1, 2020	200,032	1,857	4,550	56	206,495
Additions	5,610	472	516	59	6,657
Depreciation expense	(3,978)	(601)	(792)	(28)	(5,399)
As of June 30, 2020	201,664	1,728	4,274	87	207,753

Schedule of analysis of lease liabilities

Lease Liabilities
As of January 1, 2020	204,930
Additions	1,047
Lease charge (Note 18)	5,075
Payments	(10,359)
As of June 30, 2020	200,693
Lease liability, current portion	9,769
Lease liability, non-current portion	190,924
Total	200,693